Financial liabilities - State guaranteed loan – “PGE” (Details) - EUR (€) € in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Subsidies			€ 4,140	€ 81	€ 29
PGE
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity term		12 months
Borrowings, interest rate	0.58%	0.25%
Borrowings maturity, extension term	5 years	5 years
Borrowings maturity, deferral period	1 year
Borrowings, state guaranteed premium	€ 138
Subsidies						€ 377